John Hancock Institutional Funds
                 Supplement to the Prospectus dated July 1, 2000

John Hancock Small Capitalization Growth Fund

On page 12, the "Portfolio Managers" section for the John Hancock Small Capitalization Growth Fund has been changed as follows:

         PORTFOLIO MANAGERS

         Bernice S. Behar, CFA

         Senior vice president of adviser
         Joined fund team in 1996
         Joined adviser in 1991
         Began business career in 1986

         Anurag Pandit, CFA

         Vice president of adviser
         Joined fund team in 199
         Joined adviser in 1996
         Began business career in 1984


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